Other Current Assets and Accrued Income - Summary of Other Current Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid clinical and technical development expenses	SFr 287	SFr 2,615
Prepaid general and administrative expenses	3,165	1,564
VAT and other withholding tax receivable	1,269	1,426
Total	SFr 4,721	SFr 5,605